Expense Example (Lifecycle 2030 Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Lifecycle 2030 Trust
Expense Example:
Year 1	$ 98
Year 3	306
Year 5	531
Year 10	1,178
Series II, Lifecycle 2030 Trust
Expense Example:
Year 1	118
Year 3	368
Year 5	638
Year 10	1,409
Series NAV, Lifecycle 2030 Trust
Expense Example:
Year 1	93
Year 3	290
Year 5	504
Year 10	$ 1,120